Cover	Aug. 07, 2025
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Aug. 07, 2025
Entity Registrant Name	BARINTHUS BIOTHERAPEUTICS PLC
Entity Incorporation, State or Country Code	X0
Entity File Number	001-40367
Entity Tax Identification Number	00-0000000
Entity Address, Address Line One	Barinthus Biotherapeutics plc
Entity Address, Address Line Two	20400 Century Blvd
Entity Address, Address Line Three	Suite 210
Entity Address, City or Town	Germantown
Entity Address, Postal Zip Code	20874
Entity Address, State or Province	MD
City Area Code	443
Local Phone Number	917-0966
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001828185
Former Address
Document Information [Line Items]
Entity Address, Address Line One	Unit 6-10, Zeus Building
Entity Address, Address Line Two	Rutherford Avenue
Entity Address, City or Town	Harwell, Didcot
Entity Address, Postal Zip Code	OX11 0DF
Entity Address, Country	GB
American Depositary Shares
Document Information [Line Items]
Title of 12(b) Security	American Depositary Shares
Trading Symbol	BRNS
Security Exchange Name	NASDAQ
Ordinary Shares
Document Information [Line Items]
Title of 12(b) Security	Ordinary shares, nominal value £0.000025 per share*